SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of Share Based Compensation Expense
	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Cost of revenues	$8,332	$10,233
Research and development	13,930	15,717
Sales and marketing	28,190	31,791
General and administrative	13,514	20,289

Total share-based compensation expense	$63,966	$78,030

Schedule of Stock Option Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercised	55,710	68.65		$10,159

Balance as of June 30, 2024	189,077	$81.85	3.84	$36,221

Exercisable as of June 30, 2024	178,579	$77.78	3.58	$34,938

Schedule of RSUs and PSUs Activity
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2023	2,639,337	$136.15

Granted	791,173	236.28
Vested	862,204	127.6
Forfeited	70,435	142.41

Unvested as of June 30, 2024	2,497,871	$170.64

Schedule of Fair Value Assumptions
Six Months Ended June 30,
ESPP	2024

Expected volatility	28.23%
Expected dividends	0%
Expected term (in years)	0.5
Risk free rate	5.39%